STATUTORY RESERVE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STATUTORY RESERVE
Balance	$ 154,451	$ 74,956
Appropriation to statutory reserve	0	79,495
Balance	$ 154,451	$ 154,451